Commitments and contingencies (Schedule of Future Minimum Lease Payments Under Non-cancelable Lease) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 3,230
2021	3,160
2022	3,149
2023	2,702
2024 and after	6,762
Total future minimum lease payments	$ 19,003